ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Operations and Cash Flows Results of Variable Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements
Revenues	¥ 7,047,461	$ 992,614	¥ 8,180,107	¥ 9,060,784
Net loss	(2,176,340)	(306,530)	(2,658,184)	(1,588,712)
Net cash used in operating activities	(169,070)	(23,813)	188,974	(708,869)
Net cash used in investing activities	(673,186)	(94,816)	(32,865)	(421,623)
Net cash generated from financing activities	(227,852)	(32,092)	(1,152,146)	2,212,487
Variable Interest Entity, Primary Beneficiary [Member]
Organization Consolidation And Presentation Of Financial Statements
Revenues	4,599,721	647,857	5,571,837	7,972,143
Net loss	(2,110,022)	(297,190)	(2,211,057)	(1,556,904)
Net cash used in operating activities	(286,575)	(40,363)	(144,977)	(958,748)
Net cash used in investing activities	(1,833,636)	(258,262)	(1,167,374)	(843,586)
Net cash generated from financing activities	¥ 1,809,799	$ 254,905	¥ 567,592	¥ 2,612,563